Financial Instruments and Financial Risk Management - Risk Management Liabilities And Maximum Potential Collateral Requirements (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management liabilities with credit-risk-contingent features	$ 145	$ 42
Maximum potential collateral requirements	$ 68	$ 21